Note 8 - Credit Agreement (Details) - Wells Fargo Preferred Capital, Inc. - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Line of Credit Facility, Initiation Date	Sep. 11, 2009
Line of Credit Facility, Description	Company entered into a credit facility with Wells Fargo Preferred Capital, Inc.
Line of Credit Facility, Current Borrowing Capacity	$ 150.9	$ 111.1
Line of Credit Facility, Interest Rate at Period End	3.50%	3.50%